Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0001534120
Registrant Name	Avalo Therapeutics, Inc.
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A